Shareholders’ Equity - Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares in Issue During the Relevant Financial Periods (Details) - USD ($)
$ / shares in Units, $ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loss Per Share Calculated Using the Weighted Average Number of Shares in Issue During the Relevant Financial Periods [Abstract]
Loss for the period (in Dollars)	$ 6,398	$ 6,240
Total number of Ordinary Shares	28,651,297	18,438,917
Weighted average number of Ordinary Shares	26,782,603	16,628,582
Basic loss per share (in Dollars per share)	$ (0.24)	$ (0.38)
Diluted loss per share (in Dollars per share)	$ (0.24)	$ (0.38)